Intangible Assets (Notes) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Impairment of intangible assets, finite-lived		$ 0	$ (48,249)
Intangible Assets Disclosure [Text Block]
INTANGIBLE ASSETS

Loan Acquisition Costs
In conjunction with the issuance of notes payable (see Note 4), the Company incurred $31,301 and $27,800 in legal fees during the twelve months ended December 31, 2013 and 2012, respectively. These costs were capitalized as loan acquisition costs and are being amortized over the term of the debt using the effective interest method. Amortization of loan costs included in interest expense in the accompanying consolidated statements of operations was $27,961 and $25,923 in the twelve months ended December 31, 2013 and 2012, respectively. The remaining value of loan costs as of December 31, 2013 is $5,217 related to the Bridge Bank Credit Agreement, and is expected to be amortized in full during fiscal 2014.

Customer List Acquisition
In July 2011, the Company acquired a network of customers that included approximately 12,000 advertisers and 20,000 Twitter creators in 143 countries from Magpie & Friends Ltd., a private limited company organized under the laws in England and Wales. The Company recorded total costs of $125,525 for the purchase of these customers including the issuance of warrants to acquire 250 shares of common stock valued at $1,760. In December 2012, after analyzing expected future cash flows the customer list it acquired in 2011, the Company determined that the fair value of this asset exceeded its carrying value as of December 31, 2012 and recorded a $48,249 impairment on the value of the customer lists in general and administrative expenses in the accompanying consolidated statements of operations. Additionally, the Company estimated that its future cash flows from these customers would be minimal after one more year and, therefore, determined that the remaining fair value of $18,000 should be amortized equally over the remaining estimated useful life of one year. Amortization of asset costs included in general and administrative expense in the accompanying consolidated statements of operations was $18,000 and $41,842 for the twelve months ended December 31, 2013 and 2012, respectively.

Net intangible assets consists of the following:

	December 31, 2013	December 31, 2012
Loan acquisition costs	$59,101	$27,800
Customer lists	125,525	125,525
Less impairment on customer lists	(48,249)	(48,249)
Total	136,377	105,076
Less accumulated amortization	(131,160)	(85,199)
Intangible assets, net	$5,217	$19,877